Note 12 - Other Operating Expense (Income), Net (Details Textual) - USD ($) $ in Millions			3 Months Ended					12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2015
Other Operating Income Expense Net [Line Items]
Goodwill, Impairment Loss	$ 0	$ 0						$ 8
In Process Research and Development [Member]
Other Operating Income Expense Net [Line Items]
Goodwill, Impairment Loss					$ 9
Other Operating Income (Expense) [Member] | Trade Names [Member]
Other Operating Income Expense Net [Line Items]
Goodwill, Impairment Loss						$ 8
Intellectual Property Solutions [Member]
Other Operating Income Expense Net [Line Items]
Goodwill, Impairment Loss			$ 2					2
Intellectual Property Solutions [Member] | Other Operating Income (Expense) [Member]
Other Operating Income Expense Net [Line Items]
Goodwill, Impairment Loss			$ 2
Micro 3D Printing and Packaging [Member]
Other Operating Income Expense Net [Line Items]
Goodwill, Impairment Loss								$ 6
Micro 3D Printing and Packaging [Member] | Other Operating Income (Expense) [Member]
Other Operating Income Expense Net [Line Items]
Goodwill, Impairment Loss				$ 6
Intellectual Property Solutions and Consumer Products [Member]
Other Operating Income Expense Net [Line Items]
Goodwill, Impairment Loss							$ 77